UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.   20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    F.L.Putnam Investment Management Company
Address: Two City Center
         Portland, ME  04101

13F File Number: 28-6465

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Report Manager:

Name:    Robertson P. Breed
Title:   Vice President
Phone:   207-775-3197
Signature, Place, and Date of Signing:

/s/ Robertson P. Breed      Portland, Maine      Date: August 12, 2003


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Summary:

Number of Other Included Managers:    1

Form 13F Information Table Entry Total:	141

Form 13F Information Table Value Total:	190,160

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579y101      289     2242 SH       SOLE                                       2242
A.H. Belo Corp. Class A        COM SER A        080555105      270    12070 SH       SOLE                                      12070
ALLTEL Corp.                   COM              020039103     2259    46850 SH       SOLE                     1140             45560
AT&T Wireless Services Inc.    COM              00209a106      142    17350 SH       SOLE                                      17350
Affiliated Computer Services,  CL A             008190100      640    13985 SH       SOLE                                      13985
Allstate Corp.                 COM              020002101     3063    85926 SH       SOLE                      565             85111
Altria Group, Inc              COM              02209s103      635    13978 SH       SOLE                     7400              6578
American International Group   COM              026874107     1369    24810 SH       SOLE                     2332             22478
American States Water Co.      COM              029899101      359    13139 SH       SOLE                                      13139
Amgen Inc.                     COM              031162100     3157    47877 SH       SOLE                                      47672
Anadarko Petroleum             COM              032511107     2345    52737 SH       SOLE                      275             52462
Annaly Mortgage Management     COM              035710409     2134   107165 SH       SOLE                     1375            105790
Apache Corp.                   COM              037411105     2960    45489 SH       SOLE                      346             45143
Applied Materials, Inc.        COM              038222105      912    57550 SH       SOLE                     8175             49375
Avon Products, Inc.            COM              054303102     1990    32000 SH       SOLE                                      31850
BP Amoco PLC ADS               SPONSORED ADR    055622104      614    14605 SH       SOLE                     2625             11980
Baker Hughes                   COM              057224107      399    11890 SH       SOLE                      150             11740
Bank of America Corp.          COM              060505104     4812    60888 SH       SOLE                      895             59818
Barr Labs	               COM      	068306109     1252    19116 SH	     SOLE				       18869
BellSouth Corp.                COM              079860102      280    10503 SH       SOLE                                      10503
Berkshire Hathaway Inc., Class CL A             084670108      217        3 SH       SOLE                                          3
Berkshire Hathaway Inc., Class CL B             084670207      364      150 SH       SOLE                                        150
Best Buy Co.                   COM              086516101     4604   104830 SH       SOLE                      800            103655
Biotech HOLDRs Trust           DEPOSTRY RCPTS   09067d201      739     6000 SH       SOLE                      300              5700
Black & Decker Corp.           COM              091797100     1937    44590 SH       SOLE                      175             44215
Brandywine Realty Trust        SH BEN INT NEW   105368203      423    17175 SH       SOLE                                      17175
Bristol-Myers Squibb Co.       COM              110122108      564    20757 SH       SOLE                                      20757
Bunge Limited                  COM              g16962105      798    27900 SH       SOLE                                      27550
Burlington Resources           COM              122014103     1716    31745 SH       SOLE                                      31545
Cardinal Health,Inc.           COM              14149Y108      784    12199 SH       SOLE                      495             11704
Caterpillar Inc.               COM              149123101      212     3800 SH       SOLE                                       3800
Cathay Bancorp, Inc.           COM              149150104     1108    24850 SH       SOLE                                      24850
Cedar Fair L.P.                DEPOSITRY UNIT   150185106      232     8300 SH       SOLE                                       8300
Cendant Corp.                  COM              151313103      509    27795 SH       SOLE                                      27795
Centex Corp.                   COM              152312104     2936    37744 SH       SOLE                     1135             36434
ChevronTexaco Corp.            COM              166764100      232     3220 SH       SOLE                                       3220
Cisco Systems, Inc.            COM              17275R102     2139   127399 SH       SOLE                     7161            120238
Citigroup, Inc.                COM              172967101     2419    56510 SH       SOLE                     1860             54650
Clorox Co.                     COM              189054109      318     7465 SH       SOLE                                       7465
Coca-Cola Co.                  COM              191216100      472    10165 SH       SOLE                      400              9765
Comcast Corporation            CL A             20030n101      441    14604 SH       SOLE                                      14604
Connecticut Water Service,Inc. COM              207797101      210     8211 SH       SOLE                                       8211
ConocoPhillips                 COM              20825c104      469     8557 SH       SOLE                      200              8357
Constellation Brands, Inc.     CL A             21036p108      323    10285 SH       SOLE                      725              9560
Cooper Industries, Ltd.        CL A             G24182100     2957    71595 SH       SOLE                      175             71120
Countrywide Financial Corp.    COM              222372104     4426    63625 SH       SOLE                      740             62885
Darden Restaurants             COM              237194105      873    45985 SH       SOLE                      350             45635
Dean Foods                     COM              242370104     1479    46946 SH       SOLE                                      46946
Devon Energy Corp.             COM              25179m103     1740    32592 SH       SOLE                                      32592
Dow Chemical Co.               COM              260543103      473    15277 SH       SOLE                                      15277
Du Pont (E.I.) de Nemours      COM              263534109      254     6091 SH       SOLE                                       6091
EMCOR Group, Inc.              COM              29084q100     3139    63600 SH       SOLE                      350             63075
Equitable Resources Inc.       COM              294549100     2496    61260 SH       SOLE                      650             60310
Exelon Corp.                   COM              30161n101      608    10160 SH       SOLE                                      10160
Express Scripts                COM              302182100     1069    15630 SH       SOLE                      595             15035
Exxon Mobil Corp.              COM              30231g102     5842   162681 SH       SOLE                     2494            160187
FPL Group, Inc.                COM              302571104     1287    19245 SH       SOLE                      595             18525
Fair, Isaac & Company, Inc.    COM              303250104     2136    41520 SH       SOLE                                      41320
Fannie Mae                     COM              313586109      489     7257 SH       SOLE                      755              6502
Fidelity National Financial    COM              316326107     2226    72355 SH       SOLE                      750             71605
FirstEnergy Corp.              COM              337932107      250     6500 SH       SOLE                                       6500
FleetBoston Financial Corp.    COM              339030108      414    13943 SH       SOLE                                      13943
Forest Laboratories, Inc.      COM              345838106     1222    22320 SH       SOLE                                      22320
Franklin Resources, Inc.       COM              354613101      332     8500 SH       SOLE                                       8500
Gannett Co.                    COM              364730101      475     6185 SH       SOLE                                       6185
General Electric Co.           COM              369604103     4753   165726 SH       SOLE                     6970            158756
Gillette Co.                   COM              375766102      215     6734 SH       SOLE                     1600              5134
Global Imaging Systems, Inc.   COM              37934a100      404    17500 SH       SOLE                     1000             16500
H.J. Heinz Co.                 COM              423074103      213     6450 SH       SOLE                     3000              3450
Hawaiian Electric Industries,  COM              419870100     1677    36581 SH       SOLE                                      36581
Henry Schein, Inc.             COM              806407102     2673    50905 SH       SOLE                      675             50230
Hewlett-Packard Co.            COM              428236103     2125    99759 SH       SOLE                     2980             96779
Home Depot, Inc.               COM              437076102     5087   153603 SH       SOLE                     2397            150781
Hubbell Inc. Class B           CL B             443510201      320     9666 SH       SOLE                                       9666
Hutchinson Technology Inc.     COM              448407106     1422    42975 SH       SOLE                                      42675
Int'l Business Machines Corp.  COM              459200101      865    10479 SH       SOLE                      500              9979
Intel Corp.                    COM              458140100     1613    77516 SH       SOLE                     7165             70351
Intergraph Corp.               COM              458683109     1164    55050 SH       SOLE                                      55050
International Paper Co.        COM              460146103      470    13166 SH       SOLE                      200             12966
J.P. Morgan Chase & Co.        COM              46625h100      212     6205 SH       SOLE                      150              6055
Johnson & Johnson              COM              478160104     2525    48835 SH       SOLE                     3120             45565
Kaneb Pipe Line Partners, L.P. SR PREF UNIT     484169107      395     9076 SH       SOLE                                       9076
Kimberly-Clark Corp.           COM              494368103      429     8231 SH       SOLE                                       8231
Kinder Morgan, Inc.            COM              49455p101      301     5512 SH       SOLE                                       5512
Korea Electric Power Corporati SPONSORED ADR    500631106      117    13175 SH       SOLE                                      13175
L-3 Communications Holdings, I COM              502424104     1378    31680 SH       SOLE                      750             30680
Lennar Corp.                   CL A             526057104      454     6345 SH       SOLE                                       6345
Lincare Holdings               COM              532791100      778    24625 SH       SOLE                                      24625
Lucent Technologies, Inc.      COM              549463107       23    11418 SH       SOLE                                      11418
MBNA Corp.                     COM              55262L100     1952    93673 SH       SOLE                     5650             88023
MDU Resources                  COM              552690109     2578    76985 SH       SOLE                                      76585
Medimmune,Inc.                 COM              584699102      218     6000 SH       SOLE                                       6000
Medtronic,Inc.                 COM              585055106      357     7445 SH       SOLE                      500              6945
Merck & Co.,Inc.               COM              589331107     2126    35119 SH       SOLE                     2675             32444
Michaels Stores                COM              594087108     1094    28750 SH       SOLE                                      28750
Microsoft Corp.                COM              594918104     4830   188370 SH       SOLE                     4422            183948
Mohawk Industries, Inc.        COM              608190104     1604    28880 SH       SOLE                      755             28125
Morgan Stanley Dean Witter & C COM NEW          617446448      257     6018 SH       SOLE                                       6018
Municipal Mortgage & Equity, L GROWTH SHS       62624b101      558    21990 SH       SOLE                      600             21390
Newell Rubbermaid Inc.         COM              651229106      717    25600 SH       SOLE                                      25600
Nike,Inc. Class B              CL B             654106103     1539    28775 SH       SOLE                      590             28035
Noble Corp.                    SHS              G65422100     1112    32415 SH       SOLE                                      32415
Nokia Corp. ADR                SPONSORED ADR    654902204      589    35870 SH       SOLE                     1740             34130
Oracle Corp.                   COM              68389X105      362    30120 SH       SOLE                                      30120
Outback Steakhouse Inc.        COM              689899102     2895    74220 SH       SOLE                      875             73345
PepsiCo, Inc.                  COM              713448108     1660    37301 SH       SOLE                      415             36886
Pfizer, Inc.                   COM              717081103     3077    90115 SH       SOLE                     5615             84250
Pitney Bowes, Inc.             COM              724479100      572    14900 SH       SOLE                                      14900
Plum Creek Timber Co., Inc.    COM              729251108      797    30702 SH       SOLE                                      30702
Procter & Gamble Co.           COM              742718109     2043    22914 SH       SOLE                      700             22214
RARE Hospitality International COM              753820109      842    25925 SH       SOLE                                      25925
Royal Dutch Petroleum Co. NYS  NY REG EUR .56   780257804      355     7625 SH       SOLE                                       7625
SBC Communications, Inc.       COM              78387G103      385    15077 SH       SOLE                                      15077
Stanley Furniture Co., Inc.    COM NEW          854305208      633    23125 SH       SOLE                                      23125
Staples Inc.                   COM              855030102      619    33750 SH       SOLE                     1700             32050
SunGard Data Systems, Inc.     COM              867363103     2332    90015 SH       SOLE                                      89765
Symantec Corp.                 COM              871503108     2165    49304 SH       SOLE                      575             48729
TEPPCO Partners, L.P.          UT LTD PARTNER   872384102      231     6325 SH       SOLE                                       6325
Telefonos de Mexico SA ADR L   SPON ADR ORD L   879403780     1833    58325 SH       SOLE                                      58325
Teva Pharmaceutical Industries ADR              881624209     2862    50300 SH       SOLE                                      50100
Union Pacific Corp.            COM              907818108      257     4423 SH       SOLE                                       4423
United Technologies Corp.      COM              913017109     1062    14995 SH       SOLE                      520             14475
Universal Health Services Inc. CL B             913903100     1019    25715 SH       SOLE                      800             24915
Valero Energy Corp.            COM              91913Y100      306     8415 SH       SOLE                                       8415
Verizon Communications         COM              92343v104      820    20786 SH       SOLE                                      20786
Viacom Inc. Class B            CL B             925524308     1057    24218 SH       SOLE                     1175             23043
Vodafone Group PLC             SPONSORED ADR    92857w100     2668   135784 SH       SOLE                                     135134
Wal-Mart Stores, Inc.          COM              931142103      916    17065 SH       SOLE                      205             16860
Washington Mutual, Inc.        COM              939322103     1171    28347 SH       SOLE                      885             27462
Waste Connections, Inc.        COM              941053100     2206    62950 SH       SOLE                                      62750
Wyeth                          COM              983024100      482    10585 SH       SOLE                                      10585
S&P 500 Depositary Receipts    UNIT SER 1       78462F103     2413    24715 SH       SOLE                     1290             23425
S&P MidCap 400 Depositary Rece UNIT SER 1       595635103     2166    24695 SH       SOLE                      945             23750
iShares Dow Jones U.S. Real Es DJ US REAL EST   464287739      229     2707 SH       SOLE                                       2707
iShares Russell 2000 Index Fun RUSSELL 2000     464287655      625     7030 SH       SOLE                                       7030
iShares S&P SmallCap 600 Index S&P SMLCAP 600   464287804     1667    15201 SH       SOLE                      665             14536
iShares MSCI Japan Index Fund  MSCI JAPAN       464286848      211    28975 SH       SOLE                                      28975
iShares MSCI Pacific ex-Japan  MSCI PAC J IDX   464286665      218     3700 SH       SOLE                                       3700
iShares S&P Europe 350 Index F S&P EURO PLUS    464287861      312     5915 SH       SOLE                                       5915
Principled Equity Market Fund  SH BEN INT       742959109     8776 709421.854SH      SOLE                                 709421.854
New Ireland Fund, Inc.         COM              645673104      538    46609 SH       SOLE                                      46609